RELATED PARTY TRANSACTIONS, Founder Shares (Details) - USD ($)			1 Months Ended		6 Months Ended
	Jul. 03, 2020	Jun. 30, 2020	Oct. 31, 2020	Aug. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Founder Shares [Abstract]
Proceeds from Issuance of Common Stock		$ 25,000			$ 0	$ 25,000
Common Class A [Member] | Private Placement Warrant [Member] | Maximum [Member]
Founder Shares [Abstract]
Share price (in dollars per share)					$ 18.00	$ 18.00
Sponsor [Member] | Closing Price of Common Stock Equals or Exceeds $12.50 per share [Member] | Minimum [Member]
Founder Shares [Abstract]
Threshold period after initial Business Combination					240 days
Sponsor [Member] | Closing Price of Common Stock Equals or Exceeds $15.00 per share [Member] | Minimum [Member]
Founder Shares [Abstract]
Threshold period after initial Business Combination					240 days
Sponsor [Member] | Private Placement Warrant [Member] | Closing Price of Common Stock Equals or Exceeds $12.50 per share [Member]
Founder Shares [Abstract]
Number of shares called by each share (in shares)					0.33
Sponsor [Member] | Private Placement Warrant [Member] | Closing Price of Common Stock Equals or Exceeds $15.00 per share [Member]
Founder Shares [Abstract]
Number of shares called by each share (in shares)					0.33
Sponsor [Member] | Common Class B [Member]
Founder Shares [Abstract]
Holding period for transfer of Founder Shares or Private Placement Warrants					18 months
Founder Shares [Member] | Sponsor [Member] | Closing Price of Common Stock Equals or Exceeds $12.50 per share [Member]
Founder Shares [Abstract]
Number of shares called by each share (in shares)					0.33
Founder Shares [Member] | Sponsor [Member] | Closing Price of Common Stock Equals or Exceeds $15.00 per share [Member]
Founder Shares [Abstract]
Number of shares called by each share (in shares)					0.33
Founder Shares [Member] | Sponsor [Member] | Private Placement Warrant [Member] | Closing Price of Common Stock Equals or Exceeds $12.50 per share [Member]
Founder Shares [Abstract]
Number of trading days					20 days
Trading day threshold period					30 days
Founder Shares [Member] | Sponsor [Member] | Private Placement Warrant [Member] | Closing Price of Common Stock Equals or Exceeds $12.50 per share [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share)					$ 12.50
Founder Shares [Member] | Sponsor [Member] | Private Placement Warrant [Member] | Closing Price of Common Stock Equals or Exceeds $15.00 per share [Member]
Founder Shares [Abstract]
Number of trading days					20 days
Trading day threshold period					30 days
Founder Shares [Member] | Sponsor [Member] | Private Placement Warrant [Member] | Closing Price of Common Stock Equals or Exceeds $15.00 per share [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share)					$ 15.00
Founder Shares [Member] | Sponsor [Member] | Common Class A [Member]
Founder Shares [Abstract]
Number of trading days						20 days
Trading day threshold period						30 days
Founder Shares [Member] | Sponsor [Member] | Common Class A [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share)						$ 12.00
Threshold period after initial Business Combination						150 days
Founder Shares [Member] | Sponsor [Member] | Common Class B [Member]
Founder Shares [Abstract]
Shares issued (in shares)	5,750,000
Proceeds from Issuance of Common Stock	$ 25,000
Ownership interest, as converted percentage					20.00%	20.00%
Number of shares no longer subject to forfeiture (in shares)					750,000	750,000
Founder Shares [Member] | Sponsor [Member] | Common Class B [Member] | Maximum [Member]
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)				750,000
Founder Shares [Member] | Mr. De Sole [Member] | Common Class B [Member]
Founder Shares [Abstract]
Shares issued (in shares)				40,000
Founder Shares [Member] | Mr. Toubassy [Member] | Common Class B [Member]
Founder Shares [Abstract]
Shares issued (in shares)				25,000
Founder Shares [Member] | Mr. Hilfiger [Member] | Common Class B [Member]
Founder Shares [Abstract]
Shares issued (in shares)				30,000
Founder Shares [Member] | Mr. Goss [Member] | Common Class B [Member]
Founder Shares [Abstract]
Shares issued (in shares)			40,000